THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
ChoicePlusSM Fusion, ChoicePlusSM Signature
ChoicePlusSM Rollover

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlusSM Fusion, ChoicePlusSM Signature

Supplement to the Prospectus dated May 1, 2012

This Supplement outlines important changes effective September 28, 2012, regarding:  1) investment options, 2) Investment Requirements for Living Benefit Riders, and 3) certain administrative services that impact your Lincoln ChoicePlusSM individual annuity contract.  The sub-adviser changes listed below were effective on September 21, 2012. All other provisions in your prospectus remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective September 28, 2012, the following fund will be available as a new investment option under your contract:

•	LVIP BlackRock Emerging Markets Index RPM Fund (Service Class)

The following table shows the expenses charged by the fund (as a percentage of the fund’s average net assets):
	Management Fees (before any waivers/ reimbursements)	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimbursements (if any)	Total Expenses (after any waivers/ reimbursements)
LVIP BlackRock Emerging Markets Index RPM Fund1	0.55%	0.25%	0.68%	1.48%	(0.43%)	1.05%
1Other Expenses are based on estimated amounts for the current fiscal year.  Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee for the Fund:  0.05% of average daily net assets of the Fund.  The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 1.05% of average daily net assets of the fund.  Both agreements will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Trust’s board of trustees and the adviser.

Investments of the Variable Account – Description of the Funds.  This section outlines several fund name changes and investment objectives for certain funds effective September 28, 2012. The sub-adviser changes listed below were effective on September 21, 2012. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP BlackRock Equity Dividend RPM Fund
(sub-advised by BlackRock Investment Management LLC)
(formerly LVIP Wells Fargo Intrinsic Value Fund)
•
LVIP BlackRock Emerging Markets Index RPM Fund: To approximate as closely as possible, before fees and expenses, the performance of a broad-based emerging markets index while seeking to control the level of portfolio volatility.

           (sub-advised by BlackRock Investment Management LLC)
•	LVIP Columbia Small-Mid Cap Growth RPM Fund
(sub-advised by Columbia Management Investment Advisers, LLC)
(formerly LVIP Turner Mid-Cap Growth Fund)
•	LVIP JPMorgan High Yield Fund
(formerly J.P. Morgan High Yield Fund)
•	LVIP JPMorgan Mid Cap Value RPM Fund
(sub-advised by J.P. Morgan Investment Management Inc.)
(formerly LVIP Columbia Value Opportunities Funds
•	LVIP SSgA Global Tactical Allocation RPM Fund
(formerly LVIP SSgA Global Tactical Allocation Fund)
•	LVIP Templeton Growth RPM Fund
(formerly LVIP Templeton Growth Fund)
•	LVIP UBS Large Cap Growth RPM Fund
(sub-advised by UBS Global Asset Management (Americas) Inc.)
(formerly LVIP Janus Capital Appreciation Fund)

While there are no changes to the following funds, the descriptions of their investment objectives have been re-stated to more closely align with the way the objectives are stated in the underlying fund prospectuses.

Delaware VIP® Trust
•	Small Cap Value Series: Capital appreciation.
•	Smid Cap Growth Series: Long-term capital appreciation.

For additional information about the funds, please refer to the funds’ prospectuses.

The Contracts – Investment Requirements.

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective September 28, 2012. All other provisions of Investment Requirements remain unchanged.

For contracts issued by The Lincoln National Life Insurance Company:

The following change applies to Investment Requirements. The LVIP BlackRock Emerging Markets Index RPM Fund will be added to the list of subaccounts under Group 3.

The following section outlines a new set of Investment Requirements that apply to all contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE® Advantage Guaranteed Income Benefit Protected Funds or 4LATER® Advantage Protected Funds. Some riders may not be available under all contracts.

1210586

Group 1	Group 2
Investments must be at least 30% of contract value or Account Value (if i4LIFE® Advantage with Guaranteed Income Benefit Protected Funds is in effect):	Investments cannot exceed 70% of contract value or Account Value (if i4LIFE® Advantage with Guaranteed Income Benefit Protected Funds is in effect):
1. Delaware VIP® Limited-Term Diversified Income Series	1. LVIP BlackRock Equity Dividend RPM Fund
2. Delaware VIP® Diversified Income Series	2. LVIP Columbia Small-Mid Cap Growth RPM Fund
3. LVIP BlackRock Inflation Protected Bond Fund	3. LVIP Protected Profile Conservative Fund
4. LVIP Delaware Bond Fund	4. LVIP Protected Profile Growth Fund
5. LVIP Delaware Diversified Floating Rate Fund	5. LVIP Protected Profile Moderate Fund
6. LVIP Dimensional/Vanguard Total Bond Fund	6. LVIP SSgA Global Tactical Allocation RPM Fund
7. LVIP SSgA Bond Index Fund	7. LVIP Templeton Growth RPM Fund
8. LVIP UBS Large Cap Growth RPM Fund
Group 3	9. LVIP JPMorgan Mid Cap Value RPM Fund
Investments cannot exceed 10% of contract value or Account Value (if i4LIFE® Advantage with the Guaranteed Income Benefit Protected Funds is in effect):
1. LVIP BlackRock Emerging Markets Index RPM Fund

In the alternative, you may satisfy these Investment Requirements by allocating 100% of your contract value or Account Value among the funds listed below. If you allocate less than 100% of contract value or Account Value to or among these funds, then the funds listed below that are also listed in Group 1 will be subject to Group 1 restrictions.* Any remaining funds listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

Delaware VIP® Limited-Term Diversified Income Series*
Delaware VIP® Diversified Income Series*
LVIP BlackRock Inflation Protected Bond          Fund*
LVIP Delaware Bond Fund*
LVIP Delaware Diversified Floating Rate Fund*

LVIP Dimensional/Vanguard Total Bond Fund*
LVIP Protected Profile Conservative Fund
LVIP Protected Profile Growth Fund
LVIP Protected Profile Moderate Fund
LVIP SSgA Bond Index Fund*
LVIP SSgA Global Tactical Allocation RPM Fund
For contracts issued by Lincoln Life & Annuity Company of New York:

The following change applies to Investment Requirements.  The LVIP BlackRock Emerging Markets Index RPM Fund will be added to the list of subaccounts under Group 3.

The following section outlines a new set of Investment Requirements that apply to all contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE® Advantage Guaranteed Income Benefit Protected Funds or 4LATER® Advantage Protected Funds. Some riders may not be available under all contracts.

1210586

Group 1	Group 2
Investments must be at least 30% of contract value or Account Value (if i4LIFE® Advantage with Guaranteed Income Benefit Protected Funds is in effect):	Investments cannot exceed 70% of contract value or Account Value (if i4LIFE® Advantage with Guaranteed Income Benefit Protected Funds is in effect):
1. Delaware VIP® Limited-Term Diversified Income Series	1. LVIP BlackRock Equity Dividend RPM Fund
2. Delaware VIP® Diversified Income Series	2. LVIP Columbia Small-Mid Cap Growth RPM Fund
3. LVIP BlackRock Inflation Protected Bond Fund	3. LVIP Protected Profile Conservative Fund
4. LVIP Delaware Bond Fund	4. LVIP Protected Profile Growth Fund
5. LVIP Delaware Diversified Floating Rate Fund	5. LVIP Protected Profile Moderate Fund
6. LVIP Dimensional/Vanguard Total Bond Fund	6. LVIP SSgA Global Tactical Allocation RPM Fund
7. LVIP SSgA Bond Index Fund	7. LVIP Templeton Growth RPM Fund
8. LVIP UBS Large Cap Growth RPM Fund
Group 3	9. LVIP JPMorgan Mid Cap Value RPM Fund
Investments cannot exceed 10% of contract value or Account Value (if i4LIFE® Advantage with the Guaranteed Income Benefit Protected Funds is in effect):
1. LVIP BlackRock Emerging Markets Index RPM Fund

In the alternative, you may satisfy these Investment Requirements by allocating 100% of your contract value among the funds listed below. If you allocate less than 100% of contract value or Account Value under i4LIFE® Advantage to or among these funds, then the funds listed below that are also listed in Group 1 will be subject to Group 1 restrictions.* Any remaining funds listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

Delaware VIP® Limited-Term Diversified Income Series*
Delaware VIP® Diversified Income Series*
LVIP BlackRock Inflation Protected Bond Fund*
LVIP Delaware Bond Fund*
LVIP Delaware Diversified Floating Rate Fund*
LVIP Dimensional/Vanguard Total Bond Fund*
LVIP Protected Profile Conservative Fund
LVIP Protected Profile Growth Fund
LVIP Protected Profile Moderate Fund
LVIP SSgA Bond Index Fund*
LVIP SSgA Global Tactical Allocation RPM Fund

In addition, the following language is added related to administrative services:

Charges and Other Deductions – Our Administrative Services Include

The last bullet under this heading is revised as follows:

•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.

The Contracts – Transfers On or Before the Annuity Commencement Date

The fourth, fifth and sixth paragraphs under this section are deleted and replaced with the following paragraph.

A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the valuation date that they are received when they are received in good order at our Home Office before the end of the valuation date (normally 4:00 p.m., New York time). If we receive a transfer request in good order at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

The Contracts – Surrenders and Withdrawals

The first paragraph under this section is deleted and replaced with the following paragraph:

Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the annuity payout option selected.

The Contracts - Telephone and Electronic Transactions

The following paragraphs are added to the prospectus:

A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.

Please retain this Supplement for future reference.